Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 5.  Loans and Allowance for Loan Losses

The composition of net loans is as follows:

	2011	2010
Real Estate Secured:
Residential 1-4 family	$169,027	$175,522
Multifamily	15,375	15,593
Construction and Land Loans	23,295	30,901
Commercial, Owner Occupied	71,367	78,279
Commercial, Non-owner occupied	36,489	43,652
Second mortgages	12,247	14,132
Equity lines of credit	9,126	10,016
Farmland	12,207	12,790
	349,133	380,885

Secured (other) and unsecured
Personal	23,824	26,773
Commercial	32,407	40,471
Agricultural	2,784	2,848
	59,015	70,092

Overdrafts	207	214

	408,355	451,191
Less:
Allowance for loan losses	9,024	10,320
Net deferred fees	551	597
	9,575	10,917

Loans, net	$398,780	$440,274

Activity in the allowance for loan losses is as follows:

	2011	2010
Allowance for loan losses at beginning of year	$10,320	$11,681
Loans charged off:
Residential 1-4 Family	971	907
Multifamily	246	258
Construction and Land Loans	1,857	1,747
Commercial, Owner Occupied	517	746
Commercial, Non-owner occupied	276	46
Second Mortgages	351	485
Equity Lines of Credit	25	81
Farmland	272	131

Secured (other ) and unsecured
Personal	412	556
Commercial	934	1,056
Agricultural	98	24
Overdrafts	173	207
Total	6,132	6,244
Recoveries of loans previously charged off:

Residential 1-4 Family	19	1
Multifamily	-	-
Construction and Land Loans	53	-
Commercial, Owner Occupied	-	3
Commercial, Non-owner occupied	-	-
Second Mortgages	10	1
Equity Lines of Credit	-	-
Farmland	20	-

Secured (other ) and unsecured
Personal	69	55
Commercial	16	19
Agricultural	1	2
Overdrafts	-	3

Total	188	84

Net loans charged off	5,944	6,160
Provision for loan losses	4,648	4,799
Allowance for loan losses end of period	$9,024	$10,320

The following table is an analysis of past due loans as of December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$3,471	$1,071	$4,236	$8,778	$160,249	$169,027	$171
Equity lines of credit	-	205	-	205	8,921	9,126	-
Multifamily	97	-	646	743	14,632	15,375	-
Farmland	-	134	-	134	12,073	12,207	-
Construction, Land Development, Other Land Loans	271	59	1,846	2,176	21,119	23,295	-
Commercial Real Estate- Owner Occupied	1,199	476	6,989	8,664	62,703	71,367	920
Commercial Real Estate- Non Owner Occupied	-	1,446	863	2,309	34,180	36,489	292
Second Mortgages	243	10	518	771	11,476	12,247	26
Non Real Estate Secured
Personal	244	113	134	491	23,540	24,031	41
Commercial	224	25	630	879	31,528	32,407	-
Agricultural	17	7	2	26	2,758	2,784	-

Total	$5,766	$3,546	$15,864	$25,176	$383,179	$408,355	$1,450

Loans are considered delinquent when payments have not been made according to the terms of the contract. The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection.  Credit card loans and other personal loans are typically charged off no later than 180 days past due.   In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

The December 31, 2011 total below includes approximately $4.9 million of loans that are current and paying under the terms of their existing loan agreement but included in non-accrual per regulatory guidance.

The following is a summary of non-accrual loans at December 31, 2011:

Amount
Real Estate Secured
Residential 1-4 Family	$4,065
Multifamily	646
Construction and Land Loans	1,846
Commercial-Owner Occupied	6,069
Commercial- Non Owner Occupied	4,871
Second Mortgages	492
Equity Lines of Credit	-
Farmland	630
Secured (other) and Unsecured
Personal	94
Commercial	630
Agricultural	2

Total	$19,345

The following table is an analysis of past due loans as of December 31, 2010:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$3,780	$1,245	$4,937	$9,962	$165,560	$175,522	$1,726
Equity lines of credit	-	99	-	99	9,917	10,016	-
Multifamily	-	-	40	40	15,553	15,593	-
Farmland	348	-	774	1,122	11,668	12,790	-
Constuction, Land Development, Other Land Loans	825	152	3,153	4,130	26,771	30,901	53
Commercial Real Estate- Owner Occupied	1,612	105	6,301	8,018	70,260	78,278	1,776
Commercial Real Estate- Non Owner Occupied	-	165	1,520	1,685	41,967	43,652	602
Second Mortgages	234	-	529	763	13,369	14,132	-
Non Real Estate Secured
Personal	303	101	74	478	26,510	26,988	14
Commercial	190	406	1,456	2,052	38,419	40,471	289
Agricultural	7	-	96	103	2,745	2,848	68

Total	$7,299	$2,273	$18,880	$28,452	$422,739	$451,191	$4,528

The following is a summary of non-accrual loans at December 31, 2010:

Amount
Real Estate Secured
Residential 1-4 Family	$3,211
Multifamily	40
Construction and Land Loans	3,100
Commercial-Owner Occupied	4,525
Commercial- Non Owner Occupied	918
Second Mortgages	529
Equity Lines of Credit	-
Farmland	774
Secured (other) and Unsecured
Personal	60
Commercial	1,167
Agricultural	29

Total	$14,353

The following tables represent a summary of credit quality indicators of the Bank's loan portfolio at December 31, 2011 and December 31, 2010. The grades are assigned and or modified by the Company's credit review and credit analysis departments based on the creditworthiness of the borrower and the overall strength of the loan.

Credit Risk Profile by Internally Assigned Grade –December 31, 2011
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	37,509	1,220	1,104	4,108	6,119	1,604
Satisfactory	79,225	9,790	3,419	6,026	23,168	14,756
Acceptable	33,427	1,481	3,944	5,940	25,652	9,270
Special Mention	3,739	1,318	1,767	2,195	4,073	1,518
Substandard	15,127	1,566	1,973	5,026	12,355	9,341
Doubtful	-	-	-	-	-	-

Total	$169,027	$15,375	$12,207	$23,295	$71,367	$36,489

Credit Risk Profile by Internally Assigned Grade –December 31, 2010
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	40,371	1,911	977	4,298	7,102	3,604
Satisfactory	80,759	9,258	4,399	7,355	26,055	16,729
Acceptable	36,411	1,806	4,285	5,585	27,878	13,013
Special Mention	4,778	946	178	2,346	5,430	304
Substandard	12,832	1,672	2,951	11,317	11,390	10,002
Doubtful	371	-	-	-	424	-

Total	$175,522	$15,593	$12,790	$30,901	$78,278	$43,652

(1)  Quality--This grade is reserved for the Bank's top quality loans. These loans have excellent sources of repayment, with no significant identifiable risk of collection.  Generally, loans assigned this rating will demonstrate the following characteristics:

•	Conformity in all respects with Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).

•	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.

•	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

For existing loans, all of the requirements above apply plus all payments have been made as agreed, current financial information on all borrowers and guarantors has been obtained and analyzed, and overall business operating trends are either stable or improving.

   Satisfactory-This grade is given to acceptable loans. These loans have adequate sources of repayment, with little identifiable risk of collection. Loans assigned this rating will demonstrate the following characteristics:

•
General conformity to the Bank's policy requirements, product guidelines and underwriting standards.  Any exceptions that are identified during the underwriting and approval process have been adequately mitigated by other factors.

•	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.

•	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

Acceptable-This grade is given to loans that show signs of weakness in either adequate sources of repayment or collateral, but have demonstrated mitigating factors that minimize the risk of delinquency or loss.  Loans assigned this rating may demonstrate some or all of the following characteristics:

•
Additional exceptions to the Bank's policy requirements, product guidelines or underwriting standards that present a higher degree of risk to the Bank.  Although the combination and/or severity of identified exceptions is greater, all exceptions have been properly mitigated by other factors.

•
Unproved, insufficient or marginal primary sources of repayment that appear sufficient to service the debt at this time.  Repayment weaknesses may be due to minor operational issues, financial trends, or reliance on projected (not historical) performance.

•	Marginal or unproven secondary sources to liquidate the debt, including combinations of liquidation of collateral and liquidation value to the net worth of the borrower or guarantor.

For existing loans, payments have generally been made as agreed with only minor and isolated delinquencies.

Special Mention -This grade is given to Watch List loans that include the following characteristics:

•	Loans with underwriting guideline tolerances and/or exceptions with no identifiable mitigating factors.

•
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank's position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

•
Loans where adverse economic conditions that develop subsequent to the loan origination do not jeopardize liquidation of the debt, but do substantially increase the level of risk may also warrant this rating.

     Substandard-Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

 The weaknesses may include, but are not limited to:

•	High debt to worth ratios and or declining or negative earnings trends

•	Declining or inadequate liquidity

•	Improper loan structure or questionable repayment sources

•	Lack of well-defined secondary repayment source, and

•	Unfavorable competitive comparisons.

Such loans are no longer considered to be adequately protected due to the borrower's declining net worth, lack of earnings capacity, declining collateral margins and/or unperfected collateral positions. A possibility of loss of a portion of the loan balance cannot be ruled out. The repayment ability of the borrower is marginal or weak and the loan may have exhibited excessive overdue status or extensions and/or renewals.

Doubtful -Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists.

However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are:

•	Injection of capital

•	Alternative financing

•	Liquidation of assets or the pledging of additional collateral.

Credit Risk Profile based on payment activity – December 31, 2011
	Consumer - Non Real Estate	Equity Line of Credit /Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$23,897	$20,855	$31,777	$2,782
Nonperforming (>90 days past due)	134	518	630	2

Total	$24,031	$21,373	$32,407	$2,784

Credit Risk Profile based on payment activity - December 31, 2010
	Consumer - Non Real Estate	Equity Line of Credit / Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$26,913	$23,619	$39,015	$2,751
Nonperforming (>90 days past due)	74	529	1,456	97

Total	$26,987	$24,148	$40,471	$2,848

The following tables reflect the Bank's impaired loans at December 31, 2011 and December 31, 2010:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$9,034	$9,342	$-	$8,243	$285
Equity lines of credit	-	-	-	-	-
Multifamily	920	920	-	480	63
Farmland	283	283	-	529	16
Construction, Land Development, Other Land Loans	2,487	2,487	-	3,170	108
Commercial Real Estate- Owner Occupied	9,155	9,155	-	7,327	187
Commercial Real Estate- Non Owner Occupied	4,859	4,859	-	4,183	143
Second Mortgages	591	591	-	646	6
Non Real Estate Secured
Personal	30	30	-	26	3
Commercial	2,446	3,115	-	1,856	64
Agricultural	-	-	-	-	-

Total	$29,805	$30,782	$-	$26,460	$875

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$3,806	$3,840	$571	$4,161	$132
Equity lines of credit	-	-	-	-	-
Multifamily	646	866	201	1,139	11
Farmland	307	307	38	309	11
Construction, Land Development, Other Land Loans	2,538	2,538	606	4,787	80
Commercial Real Estate- Owner Occupied	1,986	2,086	323	3,132	11
Commercial Real Estate- Non Owner Occupied	4,482	4,482	343	4,758	54
Second Mortgages	108	108	10	138	4
Non Real Estate Secured
Personal	74	74	41	62	4
Commercial	856	856	675	1,494	22
Agricultural	-	-	-	14	-

Total	$14,803	$15,157	$2,808	$19,994	$329

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/10 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$7,451	$7,772	$-	$6,857	$191
Equity lines of credit	-	-	-	-	-
Multifamily	40	40	-	1,314	1
Farmland	774	1,300	-	924	-
Construction, Land Development, Other Land Loans	3,853	3,853	-	5,768	141
Commercial Real Estate- Owner Occupied	5,498	5,498	-	3,318	260
Commercial Real Estate- Non Owner Occupied	3,506	3,506	-	2,215	77
Second Mortgages	700	700	-	516	25
Non Real Estate Secured
Personal	21	21	-	11	2
Commercial	1,266	1,266	-	1,162	55
Agricultural	-	-	-	-	-

Total	$23,109	$23,956	$-	$22,085	$752

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/10 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$4,515	$4,515	$644	$2,377	$262
Equity lines of credit	-	-	-	-	-
Multifamily	1,632	1,632	92	770	51
Farmland	312	312	34	191	21
Construction, Land Development, Other Land Loans	7,035	7,515	917	4,264	139
Commercial Real Estate- Owner Occupied	4,277	4,277	110	2,981	37
Commercial Real Estate- Non Owner Occupied	5,033	5,033	1,071	1,981	88
Second Mortgages	84	122	-	42	-
Non Real Estate Secured
Personal	50	50	-	54	1
Commercial	2,132	2,132	1,250	956	58
Agricultural	28	28	12	8	-

Total	$25,098	$25,616	$4,130	$13,624	$657

 A loan is considered impaired and an allowance for loan losses is established on loans for which it is probable that the full collection of principal and interest is in doubt. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value based on recent appraisal  and /or tax assessment value, liquidation value and/or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011 and December 31, 2010, all of the total impaired loans were evaluated based on the fair value of the collateral. On a quarterly basis, the ALLL methodology begins with the determination of individually impaired loans. All loans that are rated “7” (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated “6” (Substandard) or are expected to be downgraded to “6”, require additional analysis to determine whether they may be impaired. All loans that are rated “5” (Special Mention) are presumed not to be impaired. However, “5” rated loans with the following characteristics warrant further analysis before completing an assessment of impairment:

•	A loan is 60 days or more delinquent on scheduled principal or interest;
•	A loan is presently in an unapproved over advanced position;
•	A loan is newly modified; or
•	A loan is expected to be modified.

The Company's credit administration personnel and senior financial officers are responsible for tracking, coding, and monitoring loans that become Troubled Debt Restructurings. Concessions are made to existing borrowers in the form of modified interest rates and / or payment terms. The loans are segregated for regulatory and external reporting. Each specific TDR is reviewed to determine if the accrual of interest should be discontinued and also reviewed for impairment. The Company's senior credit administration officer performs this analysis on a quarterly basis in addition to determining any other loans that are impaired within the loan portfolio. The Company had a total of $16.03 million and $13.98 million of loans categorized as troubled debt restructurings as of December 31, 2011 and December 31, 2010, respectively. Interest is accrued on TDRs if the loan is otherwise not impaired and the full collection of principal and interest under the modified terms is still deemed likely.

In the determination of the allowance for loan losses, management considers troubled debt restructurings and subsequent defaults in these restructurings by adjusting the loan grades of such loans. Defaults resulting in charge-offs affect the historical loss experience ratios which are a component of the allowance calculation. Additionally, specific reserves may be established on restructured loans evaluated individually.

As a result of adopting the amendments in ASU 2011-02, the Bank  reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered troubled debt restructurings (TDRs) under the amended guidance. The Bank identified no TDRs for which the allowance for loan losses had previously been measured under a general allowance methodology.  The Company performs a formal review of all impaired loans and assigns a specific reserve as needed.

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2011.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland	1	152	152
Construction, Land Development, Other Land Loans	1	1,364	834
Commercial Real Estate- Owner Occupied	4	1,418	1,418
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	992	992
Agricultural	1	129	129

Total	8	4,055	3,525

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end

Residential 1-4 family	14	1,412	1,410
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	574	574
Commercial Real Estate- Non Owner Occupied	2	4,764	4,753
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	436	432
Agricultural

Total	18	7,186	7,169

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2011.

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end

Residential 1-4 family	4	1,860	1,851
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	317	317
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	2	510	510
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural	2	670	651

Total	9	3,357	3,329

Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end
Total Restructurings	35	14,598	14,023

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end

Residential 1-4 family (Loan Term Extension)	1	385	383
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans ( Interest Only)	1	1,364	834
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Loan Term Extension)	1	426	426
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	2,175	1,643

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by loan category and is segregated by impairment evaluation method as of  December 31, 2011 and December 31, 2010.

Twelve months ended December 31, 2011	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2010	$1,521	$229	$2,155	$504	$1,353	$323	$83	$229	$516	$2,185	$1,222	10,320
Provision for Credit Losses	1,049	494	1,395	1,222	(677)	389	11	359	764	450	(808)	4,648
Charge-offs	971	246	1,857	517	276	351	25	272	585	1,032	-	6,132
Recoveries	(19)	-	(53)	-	-	(10)	-	(20)	(69)	(17)	-	(188)
Net Charge-offs	952	246	1,804	517	276	341	25	252	516	1,015	-	5,944
Ending Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Ending Balance: Individually evaluated for impairment	571	201	606	323	343	10	-	38	41	675	-	2808
Ending Balance: Collectively Evaluated for Impairment	1,047	276	1,140	886	57	361	69	298	723	945	414	6216
Loans:
Ending Balance: Individually Evaluated for Impairment	15,553	1,566	6,542	12,355	9,341	726	-	1,309	625	2,986	-	51,003
Ending Balance: Collectively Evaluated for Impairment	153,474	13,809	16,753	59,012	27,148	11,521	9,126	10,898	23,406	32,205	-	357,352
Ending Balance: December 31, 2011	$169,027	$15,375	$23,295	$71,367	$36,489	$12,247	$9,126	$12,207	$24,031	$35,191	-	$408,355

Twelve months ended December 31, 2010	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2009	$384	$184	$2,113	$3,863	$1,846	$300	$242	$503	$933	$814	$499	11,681
Provision for Credit Losses	2,043	303	1,789	(2,616)	(447)	507	(78)	(143)	288	2,430	723	4,799
Charge-offs	907	258	1,747	746	46	485	81	131	763	1,080	-	6,244
Recoveries	(1)	-	-	(3)	-	(1)	-	-	(58)	(21)	-	(84)
Net Charge-offs	906	258	1,747	743	46	484	81	131	705	1,059	-	6,160
Ending Balance December 31, 2010	$1,521	$229	$2,155	$504	$1,353	$323	$83	$229	$516	$2,185	$1,222	10,320
Ending Balance: Individually evaluated for impairment	644	92	917	110	1,071	-	-	34	-	1,262	-	4,130
Ending Balance: Collectively Evaluated for Impairment	877	137	1,238	394	282	323	83	195	516	923	1,222	6,190
Loans:
Ending Balance: Individually Evaluated for Impairment	11,966	1,672	10,888	9,775	8,539	784	-	1,086	71	3,426	-	48,207
Ending Balance: Collectively Evaluated for Impairment	163,556	13,921	20,013	68,504	35,113	13,348	10,016	11,704	26,916	39,893	-	402,984
Ending Balance: December 31, 2010	$175,522	$15,593	$30,901	$78,279	$43,652	$14,132	$10,016	$12,790	$26,987	$43,319	-	$451,191

 Overview of Loan Review and ALLL Processes

The loan review function performs various tasks that are utilized to discover weaknesses within the loan portfolio.  These include annual reviews on loan relationships that are greater than $500,000.  The relationship review includes a discussion on the collateral, repayment history, guarantor(s) financial position, and debt service coverage on an individual and global level.  These reviews are based primarily upon federal tax returns for cash flow determination, internally prepared interim statements and personal financial statements.  Debt service coverage (DSC) is calculated on each individual customer, or guarantor, as well as the aggregate or global DSC.  The DSC is discounted to determine a “stressed” DSC.  Collateral evaluation includes an inspection of the collateral file to determine if the bank is indeed properly securitized.  Collateral is discounted, when appropriate, to determine a “stressed” LTV.   In addition to annual loan relationship reviews, quarterly reviews are completed on all loans that are graded Substandard, Doubtful and Loss and are on the watch list, which includes all loan relationships that are greater than $100,000.  This quarterly review process is comprised of a shortened version of the full relationship review.  These quarterly reviews include a discussion on personal credit management, DSC and LTV.  In addition to these quarterly reviews of all non-pass watch list relationships, a semi-annual review is conducted on all Special Mention loan relationships that are on the watch list.  These reviews are prepared in the same manner as the quarterly non-pass relationship reviews.  The appropriateness of the risk rating of each relationship is assessed, with changes to the risk rating being made by the Senior Credit Review Officer, when deemed appropriate. Other measures taken to determine potential problem relationships include the monthly preparation of the watch list.  During that process, past due loan reports are reviewed, as well as any other information that might be presented by loan officers, regarding a particular loan relationship that is exhibiting stress.  To be considered as a watch list relationship, distinct characteristics must be exhibited.  These include, but are not limited to late payments greater than 60 days, a low DSC calculation, bankruptcy filings, casualty losses, or other issues that would cause a perceived increase in the risk of loss to the Bank. The final segment of the loan review process involves special reviews.  These reviews target specific segments of the loan portfolio, i.e. credit cards, equity lines, consumer loans, construction loans, and other specific segments of the loan portfolio that management wishes to have reviewed.  However, currently, the primary emphasis of the loan review function is loan relationship review work, and watch list management.

The segments of the Company's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. In reviewing risk, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate loan portfolio; (iii) the construction loan portfolio; (iv) the consumer loan portfolio; and, (v) the residential loan portfolio. The commercial real estate (“CRE”) loan segment is further disaggregated into two classes. Non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, generally have a greater risk profile than all other CRE loans, which include multifamily structures and owner-occupied commercial structures. The construction loan segment is further disaggregated into two classes. One-to-four family residential construction loans are generally made to individuals for the acquisition of and/or construction on a lot or lots on which a residential dwelling is to be built. Commercial construction loans are generally made to developers or investors for the purpose of acquiring, developing and constructing residential or commercial structures. Construction lending is generally considered to involve a higher degree of credit risk than long-term permanent financing.

The following describes the Company's basic methodology for computing its ALLL for the twelve months ending December 31, 2011 and December 31, 2010.

On a quarterly basis, the ALLL methodology begins with the identification of loans subject to ASC 310.  All loans that are rated “7” (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated “6” (Substandard) or are expected to be downgraded to “6”, require additional analysis to determine whether they may be impaired under ASC 310. All loans that are rated “5” (Special Mention) are presumed not to be impaired. However, “5” rated loans, together with any Troubled Debt Restructured (TDR) loan, may warrant further analysis before completing an assessment of impairment.
For ASC 310 loans that are individually evaluated and found to be impaired (primarily those designated as Substandard and Doubtful), the associated ALLL will be based upon one of the three impairment measurement methods specified within ASC 310:

(1)	Present value of expected future cash flows discounted at the loan's effective interest rate;
(2)	Loan's observable market price; or
(3)	Fair value of the collateral.

To determine the amount of loan loss exposure for the impaired ASC 310 loans, the value of collateral for secured loans is evaluated to determine the current value and potential exposure.  The collateral value is adjusted for its age and condition, and, for real estate, adjusted for condition, location, and age of the most current appraisal.  If the adjusted value of the collateral is less than the current principal balance, the difference is designated as direct exposure for loan loss calculations.  The total balance of unsecured loans is considered as direct exposure.

ASC 450 Loan Loss:

For all other loans, including individual loans determined not to be impaired under ASC 310, the associated ALLL is calculated in accordance with ASC 450 that provides for estimated credit losses likely to be realized on groups of loans with similar risk characteristics. The Bank uses standard call report categories to segregate loans into groups with similar risk characteristics.
Estimated credit losses reflect significant factors that affect the collectability of the portfolio as of the evaluation date. Key factors that influence risk within the Bank's loan portfolio are divided into three major categories:

(1)
Historical Loss Factor: To calculate the anticipated loan loss in each call report category for ASC 450 loans, the bank begins with the net loss in each category for each of the last twelve quarters.  The Bank uses a rolling twelve quarter weighted historical loss average where the most recent quarters are weighted heavier than the earlier quarters.  The total of weighted factors for each call report category is applied to the current outstanding loan balance in this category to calculate expected loss based on historical data for a group of loans with similar risk characteristics.

(2)
External economic factors:  Economic conditions have a significant impact on the Bank's loan portfolio because deteriorating conditions can adversely impact both collateral values and the customer's ability to service debt.  Management has selected the following external factors as indicators of economic conditions:

a.	National GDP Growth Rate
b.	Local Unemployment Rates
c.	The Prime Rate

(3)	Internal process factors: Internal factors that influence loss rates as a result of risk management and control practices include the following:

a.	Past-Due Loans.
b.	Non-Accrual Loans
c.	CRE Concentrations
d.	Loan Volume Level
e.	Level and Trend of Classified Loans

  The values for internal factors are updated on a quarterly basis based on current economic data.

Once the quarterly ALLL is computed, the calculations are reviewed by the Company's credit administration committee which is comprised of the CEO, CFO, and Senior Lending Officers, including Credit Review personnel.  The Company's controller also performs a detailed review of the computations, estimates, etc. included in the ALLL calculation. The ALLL is then reviewed and approved by the Board of Directors. The following table summarizes the various elements comprising the Company's ALLL as of December 31, 2011.

The following table summarizes the various elements comprising the Company's ALLL as of December 31, 2011.

ALLR as of December 31, 2011	Percentage	Amount

FAS 114 Impairment Analysis	32.61%	$2,808
FAS 5 Analysis
Historical Loss History		4,361
Internal Process Factors		875
External Process Factors		566

Total FAS 5 Analysis	67.39%	5,802

Total FAS 5 and FAS 114 Analysis	100%	8,610

Excess Reserve as of December 31, 2011		414

Total ALLR as of December 31, 2011		$9,024